COMMON SHARES	12 Months Ended
Dec. 31, 2013
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2011	675,547	11,636
Issuance of common shares for cash	56,325	2,401
Outstanding at December 31, 2011	731,872	14,037
Issuance of common shares for cash	6,509	269
Outstanding at December 31, 2012	738,381	14,306
Issuance of common shares for cash	18,733	899
Outstanding at December 31, 2013	757,114	15,205

Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Restriction on Dividends
Certain terms of the Company's preferred share and debt instruments can limit the amount of dividends the Company can pay on preferred and common shares. At December 31, 2013 these terms limit the company from paying dividends in excess of $1.3 billion (2012 - $1.0 billion; 2011 - $2.6 billion). Under the agreements, TCPL can adjust this limit throughout the year if required, at is sole discretion, without incurring significant costs.
Cash Dividends
The following table summarizes cash dividends paid:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Cash dividends paid	1,285	1,226	1,163